Exhibit 1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

BSPRT 2025-FL12 Issuer, LLC

Benefit Street Partners Realty Operating Partnership, L.P. (“Benefit Street”)

Franklin BSP Realty Trust, Inc.

J.P. Morgan Securities LLC

Barclays Capital Inc.

Wells Fargo Securities, LLC

Performance Trust Capital Partners, LLC

(collectively, the “Specified Parties”)

Re:	BSPRT 2025-FL12 Issuer, LLC (the “Issuer”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information as of 17 September 2025 with respect to the Collateral Interests (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuer’s securitization transaction. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Benefit Street, on behalf of the Issuer, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Collateral Interests, which contain various source documents (the “Source Documents”) relating to the Collateral Interests and the mortgaged properties that secure the Collateral Interests,
c.	Certain calculation methodologies (the “Multiple Property Loan Calculation Methodologies”), which are shown on Exhibit 1 to Attachment A, for any Collateral Interests (the “Multiple Property Loans”) that are secured by multiple mortgaged properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that Benefit Street, on behalf of the Issuer, instructed us to compare to information contained in the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that Benefit Street, on behalf of the Issuer, instructed us to recalculate using information on the Data Files and Collateral Interest Specific Methodologies (as defined herein), as applicable,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which Benefit Street, on behalf of the Issuer, instructed us to perform no procedures,
g.	Instructions (collectively, the “Collateral Interest Specific Methodologies”), which are shown on Exhibit 4 to Attachment A, relating to certain Compared Characteristics and/or Recalculated Characteristics for certain Collateral Interests, as applicable,
h.	A draft of the preliminary offering memorandum for the Issuer’s securitization transaction (the “Draft Preliminary Offering Memorandum”) and
i.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Issuer is responsible for the Subject Matter, Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Collateral Interest Specific Methodologies, Draft Preliminary Offering Memorandum and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, Collateral Interest Specific Methodologies, Draft Preliminary Offering Memorandum or any other information provided to us by Benefit Street, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Collateral Interests, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by Benefit Street, on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Collateral Interests conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Collateral Interests,
iii.	Whether the originator(s) of the Collateral Interests complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Collateral Interests that would be material to the likelihood that the issuer of the Notes (as defined in the Draft Preliminary Offering Memorandum) will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Issuer and to meet our other ethical responsibilities, as applicable, for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

17 September 2025

Attachment A Page 1 of 23

Background

For the purpose of the procedures described in this report, Benefit Street, on behalf of the Issuer, indicated that, as of the date hereof, it is expected that:

a.	The assets of the Issuer as of the settlement date of the securitization transaction will primarily consist of mortgage loans and/or senior participation(s) of mortgage loans (the “Collateral Interests,” together with any non-trust senior pari passu or junior participation(s), the “Mortgage Loans”), each secured by one or more commercial properties,
b.	The Collateral Interests are comprised of:
i.	Mortgage loans and/or senior participation(s) of mortgage loans with the “Rate Type” characteristic as “Floating,” as shown on the Data Files (the “Floating Rate Mortgage Loans”), and
ii.	Mortgage loans and/or senior participation(s) of mortgage loans with the “Rate Type” characteristic as “Fixed,” as shown on the Data Files (the “Fixed Rate Mortgage Loans”),
c.	Benefit Street, on behalf of the Issuer, indicated that any Collateral Interests with the “Collateral Interest Status” characteristic:
i.	As “Closing Date Asset,” as shown on the Data Files, had closed on or prior to the date of this report (the “Closing Date Collateral Interest(s)”), and
ii.	As “Delayed Close Collateral Interest,” as shown on the Data Files, had not closed as of the date of this report (the “Delayed Close Collateral Interest(s)”).

For the purpose of the procedures described in this report, Benefit Street, on behalf of the Issuer, instructed us to perform no procedures on any Delayed Close Collateral Interest(s) other than certain procedures described in Items 1. through 3. of this Attachment A, as applicable, relating to the Delayed Close Collateral Interest Compared Characteristics (as defined herein). For the avoidance of doubt, we performed the procedures other than the procedures described in Items 1. through 3. of this Attachment A only for any Closing Date Collateral Interest(s).

Attachment A Page 2 of 23

Procedures performed and our associated findings

1.	Benefit Street, on behalf of the Issuer, provided us with:
a.	An electronic data file (the “Preliminary Data File”) that Benefit Street, on behalf of the Issuer, indicated contains information as of the corresponding payment date in September 2025 (the “Reference Date”) relating to the Collateral Interests and
b.	Record layout and decode information related to the information on the Preliminary Data File.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

For each Closing Date Collateral Interest(s) on the Preliminary Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Document(s) indicated on Exhibit 2 to Attachment A that were provided by Benefit Street, on behalf of the Issuer, subject only to the instructions, assumptions and methodologies provided by Benefit Street, on behalf of the Issuer, described in the (i.) notes on Exhibit 2 to Attachment A, (ii.) Collateral Interest Specific Methodologies and (iii.) succeeding paragraph(s) of this Item.

For any Delayed Close Collateral Interest(s) on the Preliminary Data File, as applicable, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A under the “Mortgaged Property Information,” “Third Party Information,” “Underwriting Information,” “Major Tenant Information” and “Hotel Operating Information” sections (collectively, the “Delayed Close Collateral Interest Compared Characteristics”), as shown on the Preliminary Data File, to the corresponding information in the Source Document(s) indicated on Exhibit 2 to Attachment A, subject only to the instructions, assumptions and methodologies provided by Benefit Street, on behalf of the Issuer, described in the (i.) notes on Exhibit 2 to Attachment A, (ii.) Collateral Interest Specific Methodologies and (iii.) succeeding paragraph(s) of this Item. For the avoidance of doubt, we did not perform any procedures with respect to any Compared Characteristics listed under any other sections of Exhibit 2 to Attachment A for any Delayed Close Collateral Interest(s).

Attachment A Page 3 of 23

The Source Document(s) that we were instructed by Benefit Street, on behalf of the Issuer, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, Benefit Street, on behalf of the Issuer, instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A and/or the Collateral Interest Specific Methodologies). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A. In addition, if a particular Source Document contained multiple values for the same Compared Characteristic, Benefit Street, on behalf of the Issuer, instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with at least one of the values in the corresponding Source Document (except as described in the notes on Exhibit 2 to Attachment A and/or the Collateral Interest Specific Methodologies).  We performed no procedures to reconcile any differences that may exist between various values in a Source Document for any Compared Characteristic.

Additionally, for any Mortgage Loan(s) listed in the table below, Benefit Street, on behalf of the Issuer, provided us with the related draft Source Document(s) listed in the “Draft Source Document(s)” column of the table below.

Mortgage Loan	Draft Source Document(s)

Vue at Sonoma Verde	Property Condition Report, Phase I Environmental Report, Underwriting Summary
Avondale Commons	Underwriting Summary

For the purpose of the procedures described in this report, Benefit Street, on behalf of the Issuer, instructed us to treat any “Draft Source Document(s)” listed in the table above as fully executed Source Document(s).

2.	As instructed by Benefit Street, on behalf of the Issuer, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to Benefit Street. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in the Items above, Benefit Street, on behalf of the Issuer, provided us with an electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that Benefit Street, on behalf of the Issuer, indicated contains information as of the Reference Date relating to the Collateral Interests.

Attachment A Page 4 of 23

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each (i.) Delayed Close Collateral Interest Compared Characteristic for any Delayed Close Collateral Interest(s) and (ii.) Compared Characteristic for any Closing Date Collateral Interest(s), all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning (months)” of each Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date,
b.	Initial Maturity Date or Anticipated Repayment Date and
c.	Fully Extended Maturity Date,

as applicable, as shown on the Final Data File, we recalculated the:

i.	Original Loan Term (Initial) and
ii.	Fully Extended Loan Term (Initial)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning (months),
b.	Original Loan Term (Initial) and
c.	Fully Extended Loan Term (Initial),

as applicable, as shown on the Final Data File, we recalculated the:

i.	Original Loan Term (Remaining) and
ii.	Fully Extended Loan Term (Remaining)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	For the purpose of comparing the “Initial IO Period” characteristic for any Mortgage Loan with the “Amortization Type During Initial Term” characteristic as “Interest Only,” as shown on the Final Data File (each, an “Interest-Only Mortgage Loan”), Benefit Street, on behalf of the Issuer, instructed us to use the “Original Loan Term (Initial),” as shown on the Final Data File.

For the purpose of comparing the “Initial IO Period” characteristic for any Mortgage Loan that is not an Interest-Only Mortgage Loan (each, a “Mortgage Loan with Amortization”), Benefit Street, on behalf of the Issuer, instructed us to use the number of monthly payment due dates, including any monthly payment due date during any exercised extension term(s), from and including the “First Payment Date,” as shown on the Final Data File, through but excluding the first amortizing monthly payment date, as shown in the related Source Document(s).

Attachment A Page 5 of 23

For the purpose of comparing the “Initial IO Period” characteristic for any Mortgage Loan which has the “Amortization Type During Initial Term” characteristic as “Amortizing,” as shown on the Final Data File (each, an “Amortizing Mortgage Loan”), Benefit Street, on behalf of the Issuer, instructed us to use “0.”

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Initial IO Period and
b.	Seasoning (months),

as shown on the Final Data File, we recalculated the “Initial IO Period (Remaining)” of each Mortgage Loan.

For the purpose of comparing the “Initial IO Period (Remaining)” characteristic for any Amortizing Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use “0.”

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the sum of the:
a.	Mortgage Loan Cut-off Date Balance ($) and
b.	Subordinate Debt Cut-off Date Balance ($),

as shown on the Final Data File, we recalculated the “Total Debt Cut-off Date Balance ($)” of each Mortgage Loan.

For any Mortgage Loan that is not a Mortgage Loan with Subordinate Debt (as defined herein), Benefit Street, on behalf of the Issuer, instructed us to use “N/A” for the “Total Debt Cut-off Date Balance ($)” characteristic.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the sum of the:
a.	Collateral Interest Cut-off Date Balance ($) and
b.	Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($),

as shown on the Final Data File, we recalculated the “Collateral Interest Balloon Balance ($)” of any Interest-Only Mortgage Loan.

Attachment A Page 6 of 23

For the purpose of comparing the “Collateral Interest Balloon Balance ($)” characteristic for any Mortgage Loan with Amortization, Benefit Street, on behalf of the Issuer, instructed us to recalculate the “Collateral Interest Balloon Balance ($)” as the product of the:

a.	Mortgage Loan Balloon Balance ($) and
b.	The quotient of the:
i.	Collateral Interest Cut-off Date Balance ($) divided by the
ii.	Sum of the:
a)	Mortgage Loan Cut-off Date Balance ($) and
b)	Mortgage Loan Future Funding Participation Cut-off Date Unfunded Balance ($),

as shown on the Final Data File.

For any Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to allocate the “Collateral Interest Balloon Balance ($)” to each related Underlying Property in accordance with the Multiple Property Loan Calculation Methodologies.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the sum of the:
a.	Junior Participation Cut-off Date Balance and
b.	Junior Participation Cut-off Date Future Funding Unfunded Balance ($),

as shown on the Final Data File, we recalculated the “Junior Participation Balloon Payment ($)” of any Interest-Only Mortgage Loan.

For the purpose of comparing the “Junior Participation Balloon Payment ($)” for any Mortgage Loan with Amortization, Benefit Street, on behalf of the Issuer, instructed us to use the related amortization schedule Source Document(s) and Collateral Interest Specific Methodologies, as applicable.

For any Mortgage Loan with the “Junior Participation Cut-off Date Balance” characteristic as “N/A,” as shown on the Final Data File, Benefit Street, on behalf of the Issuer, instructed us to use “N/A” for the “Junior Participation Balloon Payment ($)” characteristic.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 23

12.	Using the sum of the:
a.	Mortgage Loan Cut-off Date Balance ($) and
b.	Mortgage Loan Future Funding Participation Cut-off Date Unfunded Balance ($),

as shown on the Final Data File, we recalculated the “Mortgage Loan Balloon Balance ($)” of any Interest-Only Mortgage Loan.

For the purpose of comparing the “Mortgage Loan Balloon Balance ($)” characteristic for any Mortgage Loan with Amortization, Benefit Street, on behalf of the Issuer, instructed us to use the related Collateral Interest Specific Methodologies.

For any Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to allocate the “Mortgage Loan Balloon Balance ($)” to each related Underlying Property in accordance with the Multiple Property Loan Calculation Methodologies.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the difference between the:
a.	Mortgage Loan Balloon Balance ($) and
b.	Junior Participation Balloon Payment ($),

as shown on the Final Data File, we recalculated the “Senior Participation Balloon Payment ($)” of any Interest-Only Mortgage Loan.

For the purpose of comparing the “Senior Participation Balloon Payment ($)” for any Mortgage Loan with Amortization, Benefit Street, on behalf of the Issuer, instructed us to use the related amortization schedule Source Document(s) and Collateral Interest Specific Methodologies, as applicable.

For any Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to allocate the “Senior Participation Balloon Payment ($)” to each related Underlying Property in accordance with the Multiple Property Loan Calculation Methodologies.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the sum of the:
a.	Mortgage Loan Index Floor and
b.	Mortgage Loan Margin,

as shown on the Final Data File, we recalculated the “Mortgage Loan Rate Floor” for each Mortgage Loan.

Using the sum of the:

a.	Mortgage Loan Index Cap and
b.	Mortgage Loan Margin,

as shown on the Final Data File, we recalculated the “Mortgage Loan Rate Cap” for each Mortgage Loan.

Attachment A Page 8 of 23

For the purpose of comparing the “Mortgage Loan Rate Floor” and “Mortgage Loan Rate Cap” characteristics for any Fixed Rate Mortgage Loans, Benefit Street, on behalf of the Issuer, instructed us to use “N/A.”

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using the sum of the:
a.	Subordinate Debt Index Floor and
b.	Subordinate Debt Margin,

as shown on the Final Data File, we recalculated the “Subordinate Debt Rate Floor” for each Mortgage Loan.

Using the sum of the:

a.	Subordinate Debt Index Cap and
b.	Subordinate Debt Margin,

as shown on the Final Data File, we recalculated the “Subordinate Debt Rate Cap” for each Mortgage Loan.

Using the:

a.	Subordinate Debt Index and
b.	Subordinate Debt Index Rounding

as shown on the Final Data File, and the applicable Index Assumption provided by Benefit Street, on behalf of the Issuer, we recalculated the “Subordinate Debt Index Assumption” of each Mortgage Loan.

For any Mortgage Loan that is not a Mortgage Loan with Subordinate Debt, Benefit Street, on behalf of the Issuer, instructed us to use “N/A” for the “Subordinate Debt Rate Floor,” “Subordinate Debt Rate Cap” and “Subordinate Debt Index Assumption” characteristics.

For the purpose of comparing the “Subordinate Debt Rate Floor,” “Subordinate Debt Rate Cap” and “Subordinate Debt Index Assumption” characteristics for any Fixed Rate Mortgage Loans, Benefit Street, on behalf of the Issuer, instructed us to use “N/A.”

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 9 of 23

16.	Using the:
a.	Index and
b.	Index Rounding Factor

as shown on the Final Data File, and the applicable Index Assumption (as defined herein) provided by Benefit Street, on behalf of the Issuer, we recalculated the “Index Rate Assumption” of each Mortgage Loan.

For any Mortgage Loan with the “Index” characteristic as “1 month CME Term SOFR,” as shown on the Final Data File, Benefit Street, on behalf of the Issuer, instructed us to use 4.19220% (the “SOFR Index Assumption”) for the purpose of recalculating the “Index Rate Assumption” characteristic for each Mortgage Loan.

For any Mortgage Loan with the “Index” characteristic as “1 month CME Term SOFR + 0.11448%,” as shown on the Final Data File, Benefit Street, on behalf of the Issuer, instructed us to use 4.30668% (the “SOFR Conversion Index Assumption,” together with the SOFR Index Assumption, the “Index Assumption”) for the purpose of recalculating the “Index Rate Assumption” characteristic for each Mortgage Loan.

For the purpose of comparing the “Index Rate Assumption” characteristic for any Fixed Rate Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use “N/A.”

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

17.	Using the:
a.	Mortgage Loan Margin,
b.	Collateral Interest Margin,
c.	Senior Participation Margin
d.	Junior Participation Cut-off Date Margin,
e.	Subordinate Debt Margin,
f.	Mortgage Loan Index Floor,
g.	Subordinate Debt Index Floor,
h.	Index Rate Assumption and
i.	Subordinate Debt Index Assumption,

as applicable, as shown on the Final Data File, and the applicable instructions, assumptions and calculation methodologies provided by Benefit Street, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Cut-off Date Interest Rate,
ii.	Collateral Interest Cut-off Date Interest Rate,
iii.	Junior Participation Cut-off Date Interest Rate,
iv.	Senior Participation Cut-off Date Interest Rate and
v.	Subordinate Debt Interest Rate

of each Mortgage Loan.

Attachment A Page 10 of 23

For the purpose of recalculating the characteristics listed above, Benefit Street, on behalf of the Issuer, instructed us to ignore any references to “Adjusted LIBOR Rate,” “Adjusted SOFR Rate,” “Reserve Percentage,” “Alternative Index,” “Alternative Rate,” “Substitute Rate,” “Benchmark Replacement,” “Benchmark Replacement Adjustment,” “Benchmark Replacement Conforming Changes,” “Benchmark Transition Date,“ “Mortgage Loan Margin Change (Y/N),” “Mortgage Loan Margin Change Description” and/or “Prime Rate” in the applicable Source Document(s).

For the purpose of recalculating the characteristics listed in i. through iv. above for each Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use the sum of the “Mortgage Loan Margin,” “Collateral Interest Margin,” “Junior Participation Cut-off Date Margin” or “Senior Participation Margin,” as applicable, and the greater of the:

a.	Mortgage Loan Index Floor and
b.	Index Rate Assumption,

as shown on the Final Data File.

For any Mortgage Loan with the “Junior Participation Cut-off Date Margin” characteristic as “N/A,” as shown on the Final Data File, Benefit Street, on behalf of the Issuer, instructed us to use “N/A” for the “Junior Participation Cut-off Date Interest Rate” characteristic.

For any Mortgage Loan with the “Subordinate Debt Rate Type” characteristic as “Floating,” Benefit Street, on behalf of the Issuer, instructed us to recalculate the “Subordinate Debt Interest Rate” as the sum of the “Subordinate Debt Margin” and the greater of the:

a.	Subordinate Debt Index Rate Assumption and
b.	Subordinate Debt Index Floor,

as shown on the Final Data File.

For any Mortgage Loan with the “Subordinate Debt Rate Type” characteristic as “Fixed,” as shown on the Final Data File, Benefit Street, on behalf of the Issuer, instructed us to use the applicable fixed interest rate, as shown in the applicable Source Document(s) for the “Subordinate Debt Interest Rate” characteristic. For any Mortgage Loan that is not a Mortgage Loan with Subordinate Debt, Benefit Street, on behalf of the Issuer, instructed us to use “N/A” for the “Subordinate Debt Interest Rate” characteristic.

For the purpose of comparing the characteristics listed in i. through iv. above for any Fixed Rate Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use the applicable fixed interest rate, as shown in the applicable Source Document(s).

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 11 of 23

18.	Using the:
a.	Collateral Interest Cut-off Date Balance ($),
b.	Mortgage Loan Cut-off Date Balance ($),
c.	Mortgage Loan Balloon Balance ($),
d.	Collateral Interest Cut-off Date Interest Rate,
e.	Mortgage Loan Cut-off Date Interest Rate and
f.	Interest Accrual Basis,

as applicable, as shown on the Final Data File, and the applicable instructions, assumptions and calculation methodologies provided by Benefit Street, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Collateral Interest Annual Debt Service Payment (IO) ($),
ii.	Mortgage Loan Annual Debt Service Payment (IO) ($) and
iii.	Mortgage Loan Maturity Annual Debt Service (IO) ($)

of each Mortgage Loan.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to recalculate the “Collateral Interest Annual Debt Service Payment (IO) ($)” of each Mortgage Loan as the product of:

a.	1/12th of the product, rounded to two decimal places, of:
i.	The “Collateral Interest Cut-off Date Balance ($),” as shown on the Final Data File,
ii.	The “Collateral Interest Cut-off Date Interest Rate,” as shown on the Final Data File, and
iii.	365/360 and
b.	12.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to recalculate the “Mortgage Loan Annual Debt Service Payment (IO) ($)” of each Mortgage Loan as the product of:

a.	1/12th of the product, rounded to two decimal places, of:
i.	The “Mortgage Loan Cut-off Date Balance ($),” as shown on the Final Data File,
ii.	The “Mortgage Loan Cut-off Date Interest Rate,” as shown on the Final Data File, and
iii.	365/360 and
b.	12.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to recalculate the “Mortgage Loan Maturity Annual Debt Service (IO) ($)” of each Mortgage Loan as the product of:

a.	1/12th of the product, rounded to two decimal places, of:
i.	The “Mortgage Loan Balloon Balance ($),” as shown on the Final Data File,
ii.	The “Mortgage Loan Cut-off Date Interest Rate,” as shown on the Final Data File, and
iii.	365/360 and
b.	12.

For the purpose of comparing the characteristics listed above for any Mortgage Loan with the “Initial IO Period (Remaining)” characteristic as “0,” as shown on the Final Data File, Benefit Street, on behalf of the Issuer, instructed us to use “N/A.”

Attachment A Page 12 of 23

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

19.	Using the:
a.	Mortgage Loan Cut-off Date Balance ($),
b.	Mortgage Loan Balloon Balance ($),
c.	Collateral Interest Cut-off Date Balance ($),
d.	Subordinate Debt Cut-off Date Balance ($),
e.	Senior Participation Cut-off Date Balance,
f.	Senior Participation Balloon Payment ($),
g.	Mortgage Loan Cut-off Date Interest Rate,
h.	Collateral Interest Cut-off Date Interest Rate,
i.	Subordinate Debt Interest Rate,
j.	Interest Accrual Basis,
k.	Subordinate Debt Accrual and
l.	Subordinate Debt (Y/N)

as applicable, as shown on the Final Data File, and the applicable instructions, assumptions and calculation methodologies provided by Benefit Street, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Annual Debt Service Payment (P&I) ($),
ii.	Mortgage Loan Maturity Annual Debt Service (P&I) ($),
iii.	Collateral Interest Annual Debt Service Payment (P&I) ($),
iv.	Subordinate Debt Annual Debt Service Payment (P&I) ($),
v.	Senior Participation Annual Debt Service and
vi.	Senior Participation Maturity Annual Debt Service (P&I) ($)

of Mortgage Loan.

For each Interest-Only Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use the:

a.	Mortgage Loan Annual Debt Service Payment (IO) ($),
b.	Mortgage Loan Maturity Annual Debt Service (IO) ($) and
c.	Collateral Interest Annual Debt Service Payment (IO) ($),

as shown on the Final Data File, for the:

i.	Mortgage Loan Annual Debt Service Payment (P&I) ($),
ii.	Mortgage Loan Maturity Annual Debt Service (P&I) ($) and
iii.	Collateral Interest Annual Debt Service Payment (P&I) ($),

respectively.

For any Mortgage Loan with the “Subordinate Debt (Y/N)” characteristic as “Yes” (each a “Mortgage Loan with Subordinate Debt”) and the “Subordinate Debt Amortization Type” as “Interest Only,” as shown on the Final Data File, Benefit Street, on behalf of the Issuer, instructed us to recalculate the “Subordinate Debt Annual Debt Service Payment (P&I) ($)” as the product of:

a.	1/12th of the product, rounded to two decimal places, of:
i.	The “Subordinate Debt Cut-off Date Balance ($),” as shown on the Final Data File,
ii.	The “Subordinate Debt Interest Rate,” as shown on the Final Data File, and
iii.	365/360 and
b.	12.

Attachment A Page 13 of 23

For any Mortgage Loan that is not a Mortgage Loan with Subordinate Debt, Benefit Street, on behalf of the Issuer, instructed us to use “N/A” for the “Subordinate Debt Annual Debt Service Payment (P&I) ($)” characteristic.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to recalculate the “Senior Participation Annual Debt Service” of each Interest-Only Mortgage Loan as the product of:

a.	1/12th of the product, rounded to two decimal places, of:
i.	The “Senior Participation Cut-off Date Balance,” as shown on the Final Data File,
ii.	The “Senior Participation Cut-off Date Interest Rate,” as shown on the Final Data File, and
iii.	365/360 and
b.	12.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to recalculate the “Senior Participation Maturity Annual Debt Service (P&I) ($)” of each Interest-Only Mortgage Loan as the product of:

a.	1/12th of the product, rounded to two decimal places, of:
i.	The “Senior Participation Balloon Payment ($),” as shown on the Final Data File,
ii.	The “Senior Participation Cut-off Date Interest Rate,” as shown on the Final Data File, and
iii.	365/360 and
b.	12.

For the purpose of comparing the characteristics listed above, for any Mortgage Loan with Amortization, Benefit Street, on behalf of the Issuer, instructed us to use the related amortization schedule Source Document(s) and Collateral Interest Specific Methodologies, as applicable.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 14 of 23

20.	Using the:
a.	Mortgage Loan Cut-off Date Balance ($),
b.	Mortgage Loan Balloon Balance ($),
c.	Collateral Interest Cut-off Date Balance ($),
d.	Subordinate Debt Cut-off Date Balance ($),
e.	Senior Participation Cut-off Date Balance,
f.	Senior Participation Balloon Payment ($),
g.	Mortgage Loan Rate Cap,
h.	Subordinate Debt Rate Cap,
i.	Mortgage Loan Index Cap,
j.	Collateral Interest Margin,
k.	Senior Participation Margin,
l.	Interest Accrual Basis and
m.	Subordinate Debt Accrual

as applicable, as shown on the Final Data File, and the applicable instructions, assumptions and calculation methodologies provided by Benefit Street, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Annual Debt Service Payment (Cap) ($),
ii.	Mortgage Loan Maturity Annual Debt Service (Cap) ($),
iii.	Collateral Interest Annual Debt Service Payment (Cap) ($),
iv.	Senior Participation Annual Debt Service (Cap),
v.	Senior Participation Maturity Annual Debt Service (Cap) ($) and
vi.	Subordinate Debt Annual Debt Service at Cap ($)

of each Mortgage Loan.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to recalculate the “Mortgage Loan Annual Debt Service Payment (Cap) ($)” of each Interest-Only Mortgage Loan as the product of:

a.	1/12th of the product, rounded to two decimal places, of:
i.	The “Mortgage Loan Cut-off Date Balance ($),” as shown on the Final Data File,
ii.	The “Mortgage Loan Rate Cap,” as shown on the Final Data File, and
iii.	365/360 and
b.	12.

For the purpose of comparing the characteristics listed in i. through v. above for any Mortgage Loan with a “Mortgage Loan Rate Cap” of “N/A,” as shown on the Final Data File, Benefit Street, on behalf of the Issuer, instructed us to use “N/A.”

Attachment A Page 15 of 23

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to recalculate the “Mortgage Loan Maturity Annual Debt Service (Cap) ($)” of each Interest-Only Mortgage Loan as the product of:

a.	1/12th of the product, rounded to two decimal places, of:
i.	The “Mortgage Loan Balloon Balance ($),” as shown on the Final Data File,
ii.	The “Mortgage Loan Rate Cap,” as shown on the Final Data File, and
iii.	365/360 and
b.	12.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to recalculate the “Collateral Interest Annual Debt Service Payment (Cap) ($)” ($)” of each Interest-Only Mortgage Loan as the product of:

a.	1/12th of the product, rounded to two decimal places, of:
i.	The “Collateral Interest Cut-off Date Balance ($),” as shown on the Final Data File,
ii.	The sum of the:
a)	Mortgage Loan Index Cap and
b)	Collateral Interest Margin,

as shown on the Final Data File, and

iii.	365/360 and
b.	12.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to recalculate the “Senior Participation Annual Debt Service (Cap)” of each Interest-Only Mortgage Loan as the product of:

a.	1/12th of the product, rounded to two decimal places, of:
i.	The “Senior Participation Cut-off Date Balance,” as shown on the Final Data File,
ii.	The sum of the:
a)	Mortgage Loan Index Cap and
b)	Senior Participation Margin,

as shown on the Final Data File, and

iii.	365/360 and
b.	12.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to recalculate the “Senior Participation Maturity Annual Debt Service (Cap) ($)” of each Interest-Only Mortgage Loan as the product of:

a.	1/12th of the product, rounded to two decimal places, of:
i.	The “Senior Participation Balloon Payment ($),” as shown on the Final Data File,
ii.	The sum of the:
a)	Mortgage Loan Index Cap and
b)	Senior Participation Margin,

as shown on the Final Data File, and

iii.	365/360 and
b.	12.

Attachment A Page 16 of 23

For any Mortgage Loan with Subordinate Debt with the “Subordinate Debt Amortization Type” as “Interest Only,” as shown on the Final Data File, Benefit Street, on behalf of the Issuer, instructed us to recalculate the “Subordinate Debt Annual Debt Service at Cap ($)” as the product of:

a.	1/12th of the product, rounded to two decimal places, of:
i.	The “Subordinate Debt Cut-off Date Balance ($),” as shown on the Final Data File,
ii.	The “Subordinate Debt Rate Cap,” as shown on the Final Data File, and
iii.	365/360 and
b.	12.

For any Mortgage Loan with the ”Subordinate Debt Rate Cap” characteristic as “N/A,” as shown on the Final Data File, Benefit Street, on behalf of the Issuer, instructed us to use “N/A” for the “Subordinate Debt Annual Debt Service at Cap ($)” characteristic.

For the purpose of comparing the characteristics listed above, for any Mortgage Loan with Amortization, Benefit Street, on behalf of the Issuer, instructed us to use the related amortization schedule Source Document(s) and Collateral Interest Specific Methodologies.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

21.	Using the sum of the:
a.	Mortgage Loan Annual Debt Service Payment (P&I) ($) and
b.	Subordinate Debt Annual Debt Service Payment (P&I) ($),

as shown on the Final Data File, we recalculated the “Cut-off Date Total Debt Ann Debt Service ($)” of each Mortgage Loan.

For any Mortgage Loan that is not a Mortgage Loan with Subordinate Debt, Benefit Street, on behalf of the Issuer, instructed us to use “N/A” for the “Cut-off Date Total Debt Ann Debt Service ($)” characteristic.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 17 of 23

22.	Using:
a.	Information on the Final Data File,
b.	The applicable instructions, assumptions and methodologies described in the Draft Preliminary Offering Memorandum and
c.	The instructions, assumptions and methodologies, as applicable, provided by Benefit Street, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item,

we recalculated the:

i.	Collateral Interest Cut-off Date As-Is LTV Ratio,
ii.	Mortgage Loan Cut-off Date As-Is LTV Ratio,
iii.	Total Debt Cut-off Date As-Is LTV,
iv.	Collateral Interest Commitment Maturity Date Stabilized LTV Ratio and
v.	Mortgage Loan Commitment Maturity Date Stabilized LTV Ratio

of each Mortgage Loan (except for any Mortgage Loan in a Crossed Loan Group (as defined herein), which are described in the succeeding paragraph(s) of this Item) and Underlying Property, as applicable.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to round the characteristics listed above to the nearest 1/10th of one percent.

For any Mortgage Loan with the “Cross Collateralized and Cross Defaulted Loan Flag” characteristic as “Y” (each such group of Mortgage Loans, a “Crossed Loan Group”), as shown on the Final Data File, Benefit Street, on behalf of the Issuer, instructed us to recalculate the characteristics listed above on an aggregate basis for those Mortgage Loans in the same Crossed Loan Group.

For any Mortgage Loan that is not a Mortgage Loan with Subordinate Debt, Benefit Street, on behalf of the Issuer, instructed us to use “N/A” for the “Total Debt Cut-off Date As-Is LTV” characteristic.

For the Underlying Properties associated with any Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to use the:

a.	Collateral Interest Cut-off Date As-Is LTV Ratio,
b.	Mortgage Loan Cut-off Date As-Is LTV Ratio,
c.	Collateral Interest Commitment Maturity Date Stabilized LTV Ratio and
d.	Mortgage Loan Commitment Maturity Date Stabilized LTV Ratio

for the Multiple Property Loan as the value for each of the characteristics listed in a. through d. above for each of the Underlying Properties associated with such Multiple Property Loan.

For the Underlying Properties associated with any Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to use “<blank>” for the “Total Debt Cut-off Date As-Is LTV” characteristic.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 18 of 23

23.	Using:
a.	Information on the Final Data File,
b.	The applicable instructions, assumptions and methodologies described in the Draft Preliminary Offering Memorandum and
c.	The instructions, assumptions and methodologies, as applicable, provided by Benefit Street, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item,

we recalculated the:

i.	Collateral Interest Most Recent NOI DSCR,
ii.	Collateral Interest Most Recent NCF DSCR,
iii.	Mortgage Loan Most Recent NOI DSCR,
iv.	Mortgage Loan Most Recent NCF DSCR (together with i. through iii., the “Most Recent DSCR Recalculated Characteristics”),
v.	Collateral Interest Cut-off Date Balance Underwritten NOI DSCR,
vi.	Collateral Interest Cut-off Date Balance Underwritten NCF DSCR,
vii.	Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR,
viii.	Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR (together with v. through vii., the “Underwritten DSCR Recalculated Characteristics”),
ix.	Collateral Interest Underwritten Stabilized NOI DSCR,
x.	Collateral Interest Underwritten Stabilized NCF DSCR,
xi.	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR,
xii.	Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR (together with ix. through xi., the “Underwritten Stabilized DSCR Recalculated Characteristics”),
xiii.	Collateral Interest Appraisal Stabilized NOI DSCR,
xiv.	Collateral Interest Appraisal Stabilized NCF DSCR,
xv.	Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR,
xvi.	Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR (together with xiii. through xv., the “Appraisal Stabilized DSCR Recalculated Characteristics,” and together with the Underwritten Stabilized DSCR Recalculated Characteristics, the “Stabilized DSCR Recalculated Characteristics”) and
xvii.	Total Debt Cut-off Date UW NCF DSCR

of each Mortgage Loan (except for any Mortgage Loan in a Crossed Loan Group, which are described in the succeeding paragraph(s) of this Item) and Underlying Property, as applicable.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to round the characteristics listed above to two decimal places.

For any Mortgage Loan in a Crossed Loan Group, Benefit Street, on behalf of the Issuer, instructed us to recalculate the characteristics listed above on an aggregate basis for those Mortgage Loans in the same Crossed Loan Group.

Attachment A Page 19 of 23

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to:

a.	Use the “Senior Participation Annual Debt Service (Cap)” or “Mortgage Loan Annual Debt Service Payment (Cap) ($),” as applicable, as shown on the Final Data File, to recalculate the Underwritten DSCR Recalculated Characteristics if the “Mortgage Loan Index Cap,” as shown on the Final Data File, is less than the “Index Rate Assumption,” as shown on the Final Data File,
b.	Use the “Senior Participation Annual Debt Service” or “Mortgage Loan Annual Debt Service Payment (P&I) ($),” as applicable, as shown on the Final Data File, to recalculate the Underwritten DSCR Recalculated Characteristics if the “Mortgage Loan Index Cap,” as shown on the Final Data File, is not less than the “Index Rate Assumption,” as shown on the Final Data File,
c.	Use “N/A” for the “Total Debt Cut-off Date UW NCF DSCR” characteristic for any Mortgage Loan that is not a Mortgage Loan with Subordinate Debt and to use “<blank>” for any related Underlying Properties,
d.	Use “N/A” for the Most Recent DSCR Recalculated Characteristics for any Mortgage Loan with the “Most Recent NOI” or “Most Recent NCF” characteristic as “N/A,” as applicable, as shown on the Final Data File,
e.	Use “N/A” for the Underwritten DSCR Recalculated Characteristics for any Mortgage Loan with the “Underwritten NOI ($)” or “Underwritten NCF ($)” characteristic as “N/A,” as applicable, as shown on the Final Data File,
f.	Use the maximum of “1.00x” and the result of the recalculation for the:
i.	Underwritten DSCR Recalculated Characteristics,
ii.	Underwritten Stabilized DSCR Recalculated Characteristics and
iii.	Total Debt Cut-off Date UW NCF DSCR

for any Mortgage Loan with an in place or springing debt service reserve or holdback,

g.	Use the maximum of “0.00x” and the result of the recalculation for the Underwritten DSCR Recalculated Characteristics for any Mortgage Loan and
h.	Use the maximum of “0.00x” and the result of the recalculation for the Most Recent DSCR Recalculated Characteristics for any Mortgage Loan.

For the Underlying Properties associated with any Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to use characteristics listed above for the for the Multiple Property Loan as the value for each of the respective characteristics for each of the Underlying Properties associated with such Multiple Property Loan.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 20 of 23

24.	Using:
a.	Information on the Final Data File,
b.	The applicable instructions, assumptions and methodologies described in the Draft Preliminary Offering Memorandum and
c.	The instructions, assumptions and methodologies, as applicable, provided by Benefit Street, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item,

we recalculated the:

i.	Cut-off Date Collateral Interest Most Recent NOI Debt Yield,
ii.	Cut-off Date Collateral Interest Most Recent NCF Debt Yield,
iii.	Cut-off Date Mortgage Loan Most Recent NOI Debt Yield,
iv.	Cut-off Date Mortgage Loan Most Recent NCF Debt Yield (together with i. through iii., the “Most Recent Debt Yield Recalculated Characteristics”),
v.	Collateral Interest Cut-off Date Balance Underwritten NOI Debt Yield,
vi.	Collateral Interest Cut-off Date Balance Underwritten NCF Debt Yield,
vii.	Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield,
viii.	Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield(together with v. through vii., the “Underwritten Debt Yield Recalculated Characteristics”),
ix.	Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield,
x.	Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield,
xi.	Collateral Interest Underwritten Stabilized NOI Debt Yield,
xii.	Collateral Interest Underwritten Stabilized NCF Debt Yield (together with ix. through xi., the “Underwritten Stabilized Debt Yield Recalculated Characteristics”),
xiii.	Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield,
xiv.	Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield,
xv.	Collateral Interest Appraisal Stabilized NOI Debt Yield,
xvi.	Collateral Interest Appraisal Stabilized NCF Debt Yield (together with xiii. through xv., the “Appraisal Stabilized Debt Yield Recalculated Characteristics,” and together with the Underwritten Stabilized Debt Yield Recalculated Characteristics, the “Stabilized Debt Yield Recalculated Characteristics”) and
xvii.	Total Debt Cut-off Date UW NOI DY

of each Mortgage Loan (except for any Mortgage Loans in a Crossed Loan Group, which are described in the succeeding paragraph(s) of this Item) and Underlying Property, as applicable.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to round the characteristics listed above to the nearest 1/10th of one percent.

For any Mortgage Loan in a Crossed Loan Group, Benefit Street, on behalf of the Issuer, instructed us to recalculate the characteristics listed above on an aggregate basis for those Mortgage Loans in the same Crossed Loan Group.

Attachment A Page 21 of 23

For the Underlying Properties associated with any Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to use the characteristics listed above for the Multiple Property Loan as the value for each of the respective characteristics for each of the Underlying Properties associated with such Multiple Property Loan.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to:

a.	Use “N/A” for the “Total Debt Cut-off Date UW NOI DY” characteristic for any Mortgage Loan:
i.	That is not a Mortgage Loan with Subordinate Debt or
ii.	With the “Underwritten NOI ($)” or “Underwritten NCF ($)” characteristics as “N/A,” as applicable,

and to use “<blank>” for any related Underlying Properties,

b.	Use “N/A” for the Most Recent Debt Yield Recalculated Characteristics for any Mortgage Loan with the “Most Recent NOI” or “Most Recent NCF” characteristic as “N/A,” as applicable, as shown on the Final Data File,
c.	Use “N/A” for the Underwritten Debt Yield Recalculated Characteristics for any Mortgage Loan with the “Underwritten NOI ($)” or “Underwritten NCF ($)” characteristic as “N/A,” as applicable, as shown on the Final Data File,
d.	Use the maximum of “0.0%” and the result of the recalculation for the:
i.	Underwritten Debt Yield Recalculated Characteristic,
ii.	Underwritten Stabilized Debt Yield Recalculated Characteristics and
iii.	Most Recent Debt Yield Recalculated Characteristics

for each Mortgage Loan.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 22 of 23

25.	Using:
a.	Information on the Final Data File,
b.	The applicable instructions, assumptions and methodologies described in the Draft Preliminary Offering Memorandum and
c.	The instructions, assumptions and methodologies, as applicable, provided by Benefit Street, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item,

we recalculated the:

i.	Mortgage Loan Commitment Original Balance / Unit ($),
ii.	Mortgage Loan Cut-off Date Balance / Unit ($) and
iii.	Mortgage Loan Balloon Balance / Unit ($)

of each Mortgage Loan (except for any Mortgage Loans in a Crossed Loan Group, which are described in the succeeding paragraph(s) of this Item) and Underlying Property, as applicable.

For any Mortgage Loan in a Crossed Loan Group, Benefit Street, on behalf of the Issuer, instructed us to perform the recalculation on an aggregate basis for those Mortgage Loans in the Crossed Loan Group.

For the Underlying Properties associated with any Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to use the:

a.	Mortgage Loan Commitment Original Balance / Unit ($)
b.	Mortgage Loan Cut-off Date Balance / Unit ($),
c.	Mortgage Loan Balloon Balance / Unit ($) and

for the Multiple Property Loan as the value for each of the Underlying Properties associated with such Multiple Property Loan.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

26.	Using the “Collateral Interest Cut-off Date Balance ($)” of the Collateral Interests and Underlying Properties, as applicable, as shown on the Final Data File, we recalculated the “Aggregate Collateral Interest Cut-off Date Balance %” of each Collateral Interest and Underlying Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

27.	Using the:
a.	Initial Prepayment Provision and
b.	Seasoning (months),

as shown on the Final Data File, we recalculated the “Remaining Call Protection (Cut-off Date)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 23 of 23

28.	Using the:
a.	Number of Units,
b.	Largest Tenant Square Feet,
c.	2nd Largest Tenant Square Feet,
d.	3rd Largest Tenant Square Feet,
e.	4th Largest Tenant Square Feet and
f.	5th Largest Tenant Square Feet,

as shown on the Final Data File, we recalculated the:

i.	Largest Tenant Square Feet %,
ii.	2nd Largest Tenant Square Feet %,
iii.	3rd Largest Tenant Square Feet %,
iv.	4th Largest Tenant Square Feet % and
v.	5th Largest Tenant Square Feet %

of each mortgaged property.

For any mortgaged property that does not have commercial tenants, Benefit Street, on behalf of the Issuer, instructed us to use “N/A” for each of the characteristics listed above.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Benefit Street, on behalf of the Issuer, that are described in the Items above.

Exhibit 1 to Attachment A Page 1 of 2

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristics	Methodology Provided by Benefit Street

• Cottages at Crystal Lake & Kingsley Townhomes • Dominion and Montabella • HGI (Huntsville) & HI (Athens) • Lexford Portfolio	Mortgage Loan Initial Funded Amount ($), Mortgage Loan Initial Unfunded Future Funding Amount ($), Mortgage Loan Cut-off Date Balance ($), Mortgage Loan Balloon Balance ($), Collateral Interest Cut-off Date Balance ($), Collateral Interest Balloon Balance ($), Mortgage Loan Future Funding Participation Cut-off Date Unfunded Balance ($), Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($), Pari Passu Funded Amount, Senior Participation Cut-off Date Balance and Senior Participation Balloon Payment ($)	Allocate the values relating to the Multiple Property Loan for the indicated characteristic(s) pro-rata to the respective Underlying Properties using the “Mortgage Loan Commitment Original Balance ($)” allocations for the corresponding Underlying Properties, as shown in the applicable Source Document(s)

• Cane Select Service Hotel Portfolio • Suncoast Industrial Portfolio	Mortgage Loan Initial Funded Amount ($), Mortgage Loan Initial Unfunded Future Funding Amount ($), Mortgage Loan Cut-off Date Balance ($), Mortgage Loan Balloon Balance ($), Collateral Interest Cut-off Date Balance ($), Collateral Interest Balloon Balance ($), Mortgage Loan Future Funding Participation Cut-off Date Unfunded Balance ($), Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($), Pari Passu Funded Amount, Senior Participation Cut-off Date Balance and Senior Participation Balloon Payment ($)	Allocate the values relating to the Multiple Property Loan for the indicated characteristic(s) using the balance allocations as shown on the Portfolio Allocation Paydown Schedule(s) for the corresponding Underlying Properties, as shown in the applicable Source Document(s)

• Warner Robins Multifamily Portfolio	Mortgage Loan Initial Funded Amount ($), Mortgage Loan Initial Unfunded Future Funding Amount ($), Mortgage Loan Cut-off Date Balance ($), Mortgage Loan Balloon Balance ($), Collateral Interest Cut-off Date Balance ($), Collateral Interest Balloon Balance ($), Mortgage Loan Future Funding Participation Cut-off Date Unfunded Balance ($), Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($), Pari Passu Funded Amount, Senior Participation Cut-off Date Balance and Senior Participation Balloon Payment ($)	Allocate the values relating to the Multiple Property Loan for the indicated characteristic(s) pro-rata to the respective Underlying Properties using the “As-Is Appraised Value ($)” for the corresponding Underlying Properties, as shown in the applicable Source Document(s)

Exhibit 1 to Attachment A Page 2 of 2
Note:	Certain capitalized terms in the “Characteristics” and “Methodology Provided by Benefit Street” columns that have not previously been defined are defined in Attachment A or Exhibit 2 to Attachment A.

Exhibit 2 to Attachment A Page 1 of 23

Compared Characteristics and Source Documents

Mortgaged Property Information:

Characteristic	Source Document(s)

Property Address	Appraisal Report, Engineering Report or Phase I Environmental Report
City	Appraisal Report, Engineering Report or Phase I Environmental Report
State	Appraisal Report, Engineering Report or Phase I Environmental Report
Zip Code	USPS Internet Site, Appraisal Report, Engineering Report or Phase I Environmental Report
County	USPS Internet Site, Appraisal Report, Engineering Report or Phase I Environmental Report
Property Type	Appraisal Report or Third Party Market Report
Specific Property Type	Appraisal Report, Third Party Market Report or Engineering Report
Year Built	Appraisal Report, Engineering Report or Phase I Environmental Report
Year Renovated	Appraisal Report, Engineering Report, Phase I Environmental Report or Historical Capex Summary
Number of Units	Underwriting Summary, Borrower Rent Roll or Appraisal Report
Unit of Measure	Underwriting Summary, Borrower Rent Roll or Appraisal Report
Occupancy (%)	Underwriting Summary, Borrower Rent Roll, Appraisal Report or Master Lease Agreement
Occupancy Date	Underwriting Summary, Borrower Rent Roll or Loan Agreement
Property Manager	Management Agreement, Loan Agreement, Promissory Note, Loan Modification Agreement, or Security Instrument
Hotel Franchise	Franchise Agreement
Hotel Franchise Expiration Date	Franchise Agreement

Exhibit 2 to Attachment A Page 2 of 23

Third Party Information:

Characteristic	Source Document(s)

Appraisal Firm	Appraisal Report
As-Is Appraised Value ($)	Appraisal Report
As-Is Appraisal Valuation Date	Appraisal Report
Stabilized Appraised Value ($)	Appraisal Report
Appraisal Anticipated Stabilization Date	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Report Date (Phase I)	Phase I Environmental Report
Environmental Report Date (Phase II)	Phase II Environmental Report
Environmental Insurance (Y/N)	Certificate of Environmental Insurance
Seismic Report Date	Seismic Report
Seismic PML %	Seismic Report
Seismic Insurance Obtained if PML >= 20% (Y/N)	Certificate of Property Insurance

Exhibit 2 to Attachment A Page 3 of 23

Major Tenant Information:

Characteristic	Source Document(s)

Single-Tenant (Y/N)	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant Name	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant Square Feet	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant Expiration Date	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant Name	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant Square Feet	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant Expiration Date	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant Name	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant Square Feet	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant Expiration Date	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant Name	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant Square Feet	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant Expiration Date	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant Name	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant Square Feet	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant Expiration Date	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel

Exhibit 2 to Attachment A Page 4 of 23

Underwriting Information:

Characteristic	Source Document(s)

Underwritten Revenues ($)	Underwriting Summary
Underwritten Expenses ($)	Underwriting Summary
Underwritten NOI ($)	Underwriting Summary
Underwritten Reserves ($)	Underwriting Summary
Underwritten NCF ($)	Underwriting Summary
Underwritten Occupancy (%)	Underwriting Summary
Underwritten Stabilized Revenues ($)	Underwriting Summary
Underwritten Stabilized Expenses ($)	Underwriting Summary
Underwritten Stabilized NOI ($)	Underwriting Summary
Underwritten Stabilized Reserves ($)	Underwriting Summary
Underwritten Stabilized NCF ($)	Underwriting Summary
Underwritten Stabilized Occupancy (%)	Underwriting Summary
Appraisal Stabilized Revenues ($)	Underwriting Summary
Appraisal Stabilized Expenses ($)	Underwriting Summary
Appraisal Stabilized NOI ($)	Underwriting Summary
Appraisal Stabilized Reserves ($)	Underwriting Summary
Appraisal Stabilized NCF ($)	Underwriting Summary
Appraisal Stabilized Occupancy (%)	Underwriting Summary
Third Most Recent As Of Period	Underwriting Summary
Third Most Recent Revenues	Underwriting Summary
Third Most Recent Expenses	Underwriting Summary
Third Most Recent NOI	Underwriting Summary
Third Most Recent NCF	Underwriting Summary
Second Most Recent As Of Period	Underwriting Summary
Second Most Recent Revenues	Underwriting Summary
Second Most Recent Expenses	Underwriting Summary
Second Most Recent NOI	Underwriting Summary
Second Most Recent NCF	Underwriting Summary
Most Recent As Of Period	Underwriting Summary
Most Recent Revenues	Underwriting Summary
Most Recent Expenses	Underwriting Summary
Most Recent NOI	Underwriting Summary
Most Recent NCF	Underwriting Summary

Exhibit 2 to Attachment A Page 5 of 23

Hotel Operating Information:

Characteristic	Source Document(s)

Underwritten ADR	Underwriting Summary
Underwritten RevPAR	Underwriting Summary
Underwritten Stabilized ADR	Underwriting Summary
Underwritten Stabilized RevPAR	Underwriting Summary
Appraisal Stabilized ADR	Underwriting Summary
Appraisal Stabilized RevPAR	Underwriting Summary
Third Most Recent Occupancy (For Hospitality)	Underwriting Summary
Third Most Recent ADR	Underwriting Summary
Third Most Recent RevPAR	Underwriting Summary
Second Most Recent Occupancy (For Hospitality)	Underwriting Summary
Second Most Recent ADR	Underwriting Summary
Second Most Recent RevPAR	Underwriting Summary
Most Recent Occupancy (For Hospitality)	Underwriting Summary
Most Recent ADR	Underwriting Summary
Most Recent RevPAR	Underwriting Summary

Reserve and Escrow Information:

Characteristic	Source Document(s)

Tax Escrow (Upfront) ($)	Reserve Support File, Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Tax Escrow (Cut-off Date) ($)	Reserve Support File
Tax Escrow (Monthly) ($)	Reserve Support File, Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Springing Tax Escrow Description	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Insurance Escrow (Upfront) ($)	Reserve Support File, Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Insurance Escrow (Cut-off Date) ($)	Reserve Support File
Insurance Escrow (Monthly) ($)	Reserve Support File, Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Springing Insurance Escrow Description	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Replacement Reserve (Upfront) ($)	Reserve Support File, Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument

Exhibit 2 to Attachment A Page 6 of 23

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Replacement Reserve (Cut-off Date) ($)	Reserve Support File
Replacement Reserve (Monthly) ($)	Reserve Support File, Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Springing Replacement Reserve Description	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Replacement Reserve Cap ($)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
TI/LC Reserve (Upfront) ($)	Reserve Support File, Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
TI/LC Reserve (Cut-off Date) ($)	Reserve Support File
TI/LC Reserve (Monthly) ($)	Reserve Support File, Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Springing TI/LC Reserve Description	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
TI/LC Reserve Cap ($)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Environmental Reserve (Upfront) ($)	Reserve Support File, Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Environmental Reserve (Cut-off Date) ($)	Reserve Support File
Upfront Engineering/Deferred Maintenance Escrow (Upfront) ($)	Reserve Support File, Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Upfront Engineering/Deferred Maintenance Escrow (Cut-off Date) ($)	Reserve Support File
Debt Service Reserve (Upfront) ($)	Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Debt Service Reserve (Cut-off Date) ($)	Reserve Support File
Debt Service Reserve (Monthly) ($)	Servicer Monthly Reserve Support File, Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Debt Service Reserve Cap ($)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Springing Debt Service Reserve Description	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument

Exhibit 2 to Attachment A Page 7 of 23

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Other Reserves (Upfront) ($)	Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Other Reserves (Cut-Off Date) ($)	Reserve Support File
Other Reserves (Monthly) ($)	Servicer Monthly Reserve Support File, Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement, Security Instrument or Deed of Trust
Other Reserves Description	Loan Agreement, Promissory Note, Loan Modification Agreement, Security Instrument or Deed of Trust
Other Reserve Cap ($)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Other Reserves 2 (Upfront) ($)	Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Other Reserves 2 (Cut-Off Date) ($)	Reserve Support File
Other Reserves 2 (Monthly) ($)	Servicer Monthly Reserve Support File, Settlement Statement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Other Reserves 2 Description	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Other Reserves 2 Cap ($)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument

Exhibit 2 to Attachment A Page 8 of 23

Mortgage Loan Information:

Characteristic	Source Document(s)

Mortgage Loan Commitment Original Balance ($)	Loan Agreement, Promissory Note, Loan Modification Agreement, Security Instrument, Portfolio Allocation Paydown Schedule(s) or Settlement Statement
Mortgage Loan Initial Funded Amount ($)

For all Mortgage Loans:

• Loan Agreement, Promissory Note, Loan Modification Agreement, Security Instrument, Portfolio Allocation Paydown Schedule(s) or Settlement Statement

For Underlying Properties associated with Multiple Property Loans:

• Multiple Property Loan Calculation Methodologies

Mortgage Loan Initial Unfunded Future Funding Amount ($)

For all Mortgage Loans:

• Loan Agreement, Promissory Note, Loan Modification Agreement, Security Instrument, Portfolio Allocation Paydown Schedule(s) or Settlement Statement

For Underlying Properties associated with Multiple Property Loans:

• Multiple Property Loan Calculation Methodologies

Mortgage Loan Future Funding Participation Cut-off Date Unfunded Balance ($)	For all Mortgage Loans: • BSP Loan Balance Schedule For Underlying Properties associated with Multiple Property Loans: • Multiple Property Loan Calculation Methodologies
Mortgage Loan Cut-off Date Balance ($)	For all Mortgage Loans: • BSP Loan Balance Schedule or Amortization Schedule For Underlying Properties associated with Multiple Property Loans: • Multiple Property Loan Calculation Methodologies
Pari Passu Funded Amount	For all Mortgage Loans: • BSP Loan Balance Schedule For Underlying Properties associated with Multiple Property Loans: • Multiple Property Loan Calculation Methodologies
Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($)	For all Mortgage Loans: • BSP Loan Balance Schedule For Underlying Properties associated with Multiple Property Loans: • Multiple Property Loan Calculation Methodologies

Exhibit 2 to Attachment A Page 9 of 23

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Collateral Interest Cut-off Date Balance ($)	For all Mortgage Loans: • BSP Loan Balance Schedule For Underlying Properties associated with Multiple Property Loans: • Multiple Property Loan Calculation Methodologies
Senior Participation Cut-off Date Balance	For all Mortgage Loans: • BSP Loan Balance Schedule For Underlying Properties associated with Multiple Property Loans: • Multiple Property Loan Calculation Methodologies
Junior Participation Cut-off Date Balance	BSP Loan Balance Schedule
Junior Participation Cut-off Date Future Funding Unfunded Balance ($)	BSP Loan Balance Schedule
Future Funding Advance Conditions	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Note Date	Loan Agreement, Promissory Note, Loan Modification Agreement, Security Instrument or Deed of Trust
First Payment Date	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
ARD Loan (Y/N)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Initial Maturity Date or Anticipated Repayment Date	Loan Agreement, Promissory Note, Loan Modification Agreement, Security Instrument or Deed of Trust
Fully Extended Maturity Date	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Interest Accrual Basis	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Interest Accrual Period Start	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Interest Accrual Period End	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Amortization Type During Initial Term	Loan Agreement, Promissory Note, Loan Modification Agreement, Security Instrument or Amortization Schedule
Amortization Type During Initial Term Description	Loan Agreement, Promissory Note, Loan Modification Agreement, Security Instrument or Amortization Schedule
Rate Type	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument

Exhibit 2 to Attachment A Page 10 of 23

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Mortgage Loan Margin	Loan Agreement, Promissory Note, Loan Modification Agreement, Participation Agreement, Participation Schedule or Security Instrument
Junior Participation Cut-off Date Margin	Participation Agreement or Participation Schedule
Collateral Interest Margin	Loan Agreement, Promissory Note, Loan Modification Agreement, Participation Agreement, Participation Schedule or Security Instrument
Senior Participation Margin	Loan Agreement, Promissory Note, Loan Modification Agreement, Participation Agreement or Participation Schedule
Mortgage Loan Margin Change (Y/N)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Mortgage Loan Margin Change Description	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Mortgage Loan Index Floor	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Mortgage Loan Index Cap	Interest Rate Cap Agreement
Mortgage Loan Index Cap Provider	Interest Rate Cap Agreement
Mortgage Loan Index Cap Termination Date	Interest Rate Cap Agreement
Index Rounding Factor	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Lookback Period	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Grace Period Default (Days)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Grace Period Late (Days)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Initial Prepayment Provision	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Upfront Minimum Interest Period	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument

Exhibit 2 to Attachment A Page 11 of 23

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Lockbox Type	Loan Agreement, Promissory Note, Loan Modification Agreement, Security Instrument or Cash Management Agreement
Cash Management Trigger Event	Loan Agreement, Promissory Note, Loan Modification Agreement, Security Instrument or Cash Management Agreement
Cash Management Type	Loan Agreement, Promissory Note, Loan Modification Agreement, Security Instrument, Cash Management Agreement or Cash Sweep Loan List
Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Ownership Interest	Final Title Policy or Pro Forma
Ground Lease (Y/N)	Ground Lease or Ground Lease Estoppel
Ground Lease Initial Expiration Date	Ground Lease or Ground Lease Estoppel
Annual Ground Lease Payment ($)	Ground Lease, Ground Lease Estoppel or Underwriting Summary
Ground Lease Extension (Y/N)	Ground Lease or Ground Lease Estoppel
# of Ground Lease Extension Options	Ground Lease or Ground Lease Estoppel
Ground Lease Expiration Date with Extensions	Ground Lease or Ground Lease Estoppel
Tenants-in-common (Y/N)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Borrower	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Recourse Provisions	Guaranty Agreement, Completion Guaranty Agreement, Carry Guaranty, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Recourse Carveout Guarantor	Guaranty Agreement, Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument

Exhibit 2 to Attachment A Page 12 of 23

Additional Debt Information

Characteristic	Source Document(s)

Subordinate Debt (Y/N)	Loan Agreement, Promissory Note, Loan Modification Agreement, Security Instrument or Secondary Financing Documents
Subordinate Debt Type	Loan Agreement, Promissory Note, Loan Modification Agreement, Security Instrument or Secondary Financing Documents
Subordinate Debt Cut-off Date Balance ($)	BSP Loan Balance Schedule
Subordinate Debt Amortization Type	Secondary Financing Documents
Subordinate Debt Rate Type	Secondary Financing Documents
Subordinate Debt Margin	Secondary Financing Documents
Subordinate Debt Index	Secondary Financing Documents
Subordinate Debt Index Rounding	Secondary Financing Documents
Subordinate Debt Accrual	Secondary Financing Documents
Subordinate Debt Index Floor	Secondary Financing Documents
Subordinate Debt Index Cap	Secondary Financing Documents

Exhibit 2 to Attachment A Page 13 of 23

Extension Option Information

Characteristic	Source Document(s)

Extension Options (Y/N)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Extension Options Description	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
First Extension Period (months)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Second Extension Period (months)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Third Extension Period (months)	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
First Extension Fee	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Second Extension Fee	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Third Extension Fee	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
First Extension Floor	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Second Extension Floor	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Third Extension Floor	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
First Extension Cap	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Second Extension Cap	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Third Extension Cap	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
First Extension Period Requirements	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Second Extension Period Requirements	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Third Extension Period Requirements	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Amortization Type During Extensions	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument
Amortization Type During Extensions Description	Loan Agreement, Promissory Note, Loan Modification Agreement or Security Instrument

Exhibit 2 to Attachment A Page 14 of 23

Notes:

1.	For the purpose of comparing the “Property Address,” “City,” “State” and “County” characteristics, Benefit Street, on behalf of the Issuer, instructed us to ignore differences due to standard postal abbreviations.

2.	For the purpose of comparing the “Property Type” characteristic, Benefit Street, on behalf of the Issuer, instructed us to use the property type that accounts for the majority of the mortgaged property’s base rent, as shown in the applicable Source Document(s).

3.	For the purpose of comparing the “Occupancy (%)” characteristic, Benefit Street, on behalf of the Issuer, instructed us to include units labeled as “non-revenue,” “down,” “special use,” “model” or “admin” and units associated with commercial tenants, as applicable, as shown in the applicable Source Document(s).

For the purpose of comparing the “Occupancy Date” characteristic, Benefit Street, on behalf of the Issuer, instructed us to use the last day of the applicable month if the applicable Source Document(s) only indicated the month and year.

For the purpose of comparing the “Occupancy (%)” and “Occupancy Date” characteristics, Benefit Street, on behalf of the Issuer, instructed us to use “N/A” for any mortgaged property that does not contain a borrower rent roll Source Document in the related loan file.

For the purpose of comparing the “Occupancy Date” characteristic if the “Single-Tenant (Y/N)” characteristic, as shown on the Preliminary Data File, is “Y” or if the “Occupancy (%)” characteristic, as shown on the Preliminary Data File, is “0.0%,” Benefit Street, on behalf of the Issuer, instructed us to use the monthly payment date, as described in the loan agreement Source Document, occurring in September 2025.

4.	For the purpose of comparing the:
a.	As-Is Appraised Value ($),
b.	As-Is Appraisal Valuation Date,
c.	Stabilized Appraised Value ($) and
d.	Appraisal Anticipated Stabilization Date,

characteristics, Benefit Street, on behalf of the Issuer, instructed us to use the value and date corresponding to the related value type characteristic, as shown on the Preliminary Data File.

5.	For any mortgaged property that does not contain an engineering report Source Document in the related loan file, Benefit Street, on behalf of the Issuer, instructed us to use “N/A” for purpose of comparing the “Engineering Report Date” characteristic.
6.	Benefit Street, on behalf of the Issuer, instructed us to only perform procedures on the “Environmental Report Date (Phase II)” characteristic for any mortgaged property that contained a phase II environmental report Source Document in the related loan file.

Exhibit 2 to Attachment A Page 15 of 23

7.	For the purpose of comparing the “Environmental Insurance (Y/N)” characteristic, Benefit Street, on behalf of the Issuer, instructed us to use “Y” if there was a certificate of environmental insurance Source Document in the related loan file which indicates that environmental insurance is in place. For any mortgaged property that does not contain a certificate of environmental insurance Source Document in the related loan file, Benefit Street, on behalf of the Issuer, instructed us to use “N” for purpose of comparing the “Environmental Insurance (Y/N)” characteristic.

8.	Benefit Street, on behalf of the Issuer, instructed us to only perform procedures on the “Seismic Report Date” and “Seismic PML %” characteristics for any mortgaged property that contained a seismic report Source Document in the related loan file.

9.	For the purpose of comparing the “Seismic Insurance Obtained if PML >= 20% (Y/N)” characteristic, Benefit Street, on behalf of the Issuer, instructed us to use “Y” if the “Seismic PML %” characteristic on the Preliminary Data File is greater than or equal to 20% and the certificate of property insurance Source Document indicates that earthquake insurance is in place. If the “Seismic PML %” characteristic on the Preliminary Data File is less than 20% or is “N/A,” Benefit Street, on behalf of the Issuer, instructed us to use “N” for the “Seismic Insurance Obtained if PML >= 20% (Y/N)” characteristic, even if the certificate of property insurance Source Document indicates that earthquake insurance is in place.

10.	For the purpose of comparing any “Major Tenant Information” characteristics, Benefit Street, on behalf of the Issuer, instructed us to:
a.	Consider the tenant that pays the higher monthly rent as the larger tenant among any other tenants with the same square footage and
b.	Combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date for the lease associated with the related space that has the largest square footage, all as shown in the applicable Source Document(s).

11.	For the purpose of comparing any tenant expiration date characteristics, Benefit Street, on behalf of the Issuer, instructed us to use the last day of the applicable month if the date, as shown in the applicable Source Document(s), only indicated the month and year of expiration.

12.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, Benefit Street, on behalf of the Issuer, instructed us to ignore differences of +/- $1 or less.

For the purpose of comparing the:

a.	Underwritten Occupancy (%),
b.	Underwritten Revenues ($),
c.	Underwritten Expenses ($),
d.	Underwritten NOI ($),
e.	Underwritten Reserves ($) and
f.	Underwritten NCF ($)

characteristics, Benefit Street, on behalf of the Issuer, instructed us to use the value corresponding to the related “Underwritten NCF Description” characteristic, as shown on the Preliminary Data File.

Exhibit 2 to Attachment A Page 16 of 23

For the purpose of comparing the:

a.	Underwritten Stabilized Occupancy (%),
b.	Underwritten Stabilized Revenues ($),
c.	Underwritten Stabilized Expenses ($),
d.	Underwritten Stabilized NOI ($),
e.	Underwritten Stabilized Reserves ($) and
f.	Underwritten Stabilized NCF ($)

characteristics, Benefit Street, on behalf of the Issuer, instructed us to use the value corresponding to the related “Underwritten Stabilized NCF Description” characteristic, as shown on the Preliminary Data File.

For the purpose of comparing the:

a.	Appraisal Stabilized Occupancy (%),
b.	Appraisal Stabilized Revenues ($),
c.	Appraisal Stabilized Expenses ($),
d.	Appraisal Stabilized NOI ($),
e.	Appraisal Stabilized Reserves ($) and
f.	Appraisal Stabilized NCF ($)

characteristics, Benefit Street, on behalf of the Issuer, instructed us to use the value corresponding to the related “Appraisal Stabilized NCF Description” characteristic, as shown on the Preliminary Data File.

13.	Benefit Street, on behalf of the Issuer, instructed us to only perform procedures on the “Hotel Franchise” and “Hotel Franchise Expiration Date” characteristics for any mortgaged property with:
a.	The “Property Type” characteristic as “Hospitality” (each, a “Hospitality Property”), as shown on the Preliminary Data File, and
b.	A franchise agreement Source Document in the related loan file.

For any mortgaged property that does not meet the criteria described in a. and b. above, Benefit Street, on behalf of the Issuer, instructed us to use “N/A” for the “Hotel Franchise” and “Hotel Franchise Expiration Date” characteristics.

Benefit Street, on behalf of the Issuer, instructed us to only perform procedures on the “Hotel Operating Information” characteristics for any mortgaged property that is a Hospitality Property. For the purpose of comparing all “Hotel Operating Information” characteristics for any mortgaged property that is not a Hospitality Property, Benefit Street, on behalf of the Issuer, instructed us to use “N/A.”

14.	The BSP loan balance schedule Source Document is a Microsoft Excel file labeled “BSPRT 2025-FL12 Balances as of EOD 9.9 Final to EY_v2.xlsx” provided by Benefit Street, on behalf of the Issuer, on 11 September 2025.

The portfolio allocation paydown schedules Source Documents are collectively Microsoft Excel files labeled “Cane Select Portfolio Paydowns.xlsx” and “Suncoast ALAs.xlsx” provided by Benefit Street, on behalf of the Issuer, on 11 August 2025 and 28 August 2025, respectively.

The cash sweep loan list Source Document is a Microsoft Excel file labeled “Cash Sweep Loans List.xlsx” provided by Benefit Street, on behalf of the Issuer, on 9 September 2025.

Exhibit 2 to Attachment A Page 17 of 23

The amortization schedule Source Document is a Microsoft Excel file labeled “FL12 Amortization Schedules_9.11_Final.xlsx” provided by Benefit Street, on behalf of the Issuer, on 12 September 2025.

The reserve support file Source Document is a Microsoft Excel file labeled “Reserve Balances By Type and Client (2211693)_to EY_9.15.xls” provided by Benefit Street, on behalf of the Issuer, on 15 September 2025.

The participation schedule Source Document is a Microsoft Excel file labeled “BSPRT 2025-FL12 Senior and Junior Splits_9.11_to EY_Final_v2.xlsx” provided by Benefit Street, on behalf of the Issuer, on 12 September 2025.

15.	For the purpose of comparing the:
a.	Tax Escrow (Cut-off Date) ($),
b.	Insurance Escrow (Cut-off Date) ($),
c.	Replacement Reserve (Cut-off Date) ($),
d.	TI/LC Reserve (Cut-off Date) ($),
e.	Environmental Reserve (Cut-off Date) ($),
f.	Upfront Engineering/Deferred Maintenance Escrow (Cut-off Date) ($),
g.	Debt Service Reserve (Cut-off Date) ($),
h.	Other Reserves (Cut-Off Date) ($) and
i.	Other Reserves 2 (Cut-Off Date) ($)

characteristics, as applicable, for any Mortgage Loan with a “First Payment Date” on or after 9 October 2025, as shown on the Preliminary Data File, Benefit Street, on behalf of the Issuer, instructed us to use the corresponding upfront deposit amount, as shown in the related Source Document(s).

16.	For the purpose of comparing the “Future Funding Advance Conditions” characteristic, Benefit Street, on behalf of the Issuer, instructed us to use “N/A” if the applicable Source Document(s) indicate the funds have already been disbursed or if the applicable Source Document(s) indicate no additional future funding advances are permitted.

17.	For the purpose of comparing the “First Payment Date” characteristic for any Mortgage Loan for which the applicable Source Document(s) do not define the corresponding first payment due date, Benefit Street, on behalf of the Issuer, instructed us to assume that the “First Payment Date” is the payment due date related to the first full interest accrual period, as shown in the applicable Source Document(s).

18.	For the purpose of comparing the “Initial Maturity Date or Anticipated Repayment Date,” “Amortization Type During Initial Term“ and “Initial IO Period” characteristics, Benefit Street, on behalf of the Issuer, instructed us to consider any exercised extension term(s) and/or any other previous modification(s) to the loan term as part of the initial term.

Exhibit 2 to Attachment A Page 18 of 23

19.	For the purpose of comparing the:
a.	Mortgage Loan Margin,
b.	Mortgage Loan Margin Change (Y/N),
c.	Mortgage Loan Margin Change Description,
d.	Mortgage Loan Index Floor,
e.	Mortgage Loan Index Cap,
f.	Mortgage Loan Index Cap Provider,
g.	Mortgage Loan Index Cap Termination Date,
h.	Index Rounding Factor,
i.	Lookback Period and
j.	Collateral Interest Margin

characteristics for any Fixed Rate Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use “N/A.”

20.	Benefit Street, on behalf of the Issuer, instructed us to perform procedures on the:
a.	Mortgage Loan Index Cap,
b.	Mortgage Loan Index Cap Provider and
c.	Mortgage Loan Index Cap Termination Date

characteristics only for any Mortgage Loan that contains an interest rate cap agreement Source Document in the related loan file.

21.	For the purpose of comparing the “Index Rounding Factor” and “Mortgage Loan Index Floor” characteristics for any Mortgage Loan that converted to a SOFR-based index, as shown in the applicable Source Document(s), Benefit Street, on behalf of the Issuer, instructed us to use the information corresponding to the original index, as shown in the applicable Source Document(s), for any such loan that does not have the “Index Rounding Factor” and/or “Mortgage Loan Index Floor” with respect to a SOFR-based index specifically stated in the applicable Source Document(s).

22.	For the purpose of comparing the “Lookback Period” characteristic for any Mortgage Loan that does not have the “Lookback Period” with respect to a SOFR-based index specifically stated in the applicable Source Document(s), Benefit Street, on behalf of the Issuer, instructed us to use “2 Term SOFR BD prior to start of interest accrual period.”

Exhibit 2 to Attachment A Page 19 of 23

23.	For the purpose of comparing the “Initial Prepayment Provision” characteristic, Benefit Street, on behalf of the Issuer, instructed us to:
a.	Not consider any exit fee, deferred commitment fee or additional interest fee that may be required in connection with the prepayment and/or repayment of the Mortgage Loan as a prepayment penalty,
b.	Ignore any adjustments based on business day convention,
c.	Ignore any references to letter of credits in relation to prepayments,
d.	Ignore any references to tax exemption paydowns and
e.	Ignore any prepayment premiums, Minimum Interest Payments (as defined herein) or other conditions related to:
i.	Partial release events,
ii.	Property release events,
iii.	Mandatory prepayments in connection with any trigger events,
iv.	Prepayments made in connection with the release of funds from any reserve account(s),
v.	Prepayments made in connection with the conversion of the index for any Mortgage Loan,
vi.	Prepayments made in connection with potential for minimum interest period extension or
vii.	Prepayments made in connection with any minimum interest waiver conditions,

all as described in the related Source Document(s).

For the purpose of comparing the “Initial Prepayment Provision” characteristic for any Mortgage Loan for which the related Source Document(s) indicate that a minimum amount of interest (each, a “Minimum Interest Payment”) may be required in connection with a prepayment of the Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to:

a.	Consider the minimum interest period (which is displayed as “MI” within the “Initial Prepayment Provision” characteristic) as the number of monthly debt service payment due dates on which any Minimum Interest Payment due would be greater than “$0,”
b.	Assume that the related Mortgage Loan is fully funded and
c.	Use the “Mortgage Loan Cut-off Date Interest Rate,” as defined herein, to calculate the total minimum interest amount upon which such Minimum Interest Payment is determined.

Exhibit 2 to Attachment A Page 20 of 23

For any Mortgage Loan for which the related Source Document(s) defines the Minimum Interest Payment as a specific dollar amount (each such Mortgage Loan, a “MI Dollar Amount Mortgage Loan”), Benefit Street, on behalf of the Issuer, instructed us to:

a.	Use information on the Preliminary Data File and in the related Source Document(s) to determine the payment due date upon which the related Minimum Interest Payment would be satisfied (the “MI Date”) by aggregating the monthly debt service payments due and using the “Mortgage Loan Cut-off Date Interest Rate” for the determination of the “Minimum Interest Payment” and
b.	Consider the minimum interest period (which is displayed as “MI” within the “Initial Prepayment Provision” characteristic) as the number of monthly debt service payment due dates on which any Minimum Interest Payment due would be greater than “$0” from and including the “First Payment Date” through but not including the MI Date.

For the purpose of comparing the “Initial Prepayment Provision” characteristic for any Mortgage Loan for which the related Source Document(s) define the Minimum Interest Payment as an interest amount corresponding to a certain number of months (each such Mortgage Loan, a “MI Months Mortgage Loan”), Benefit Street, on behalf of the Issuer, instructed us to consider the minimum interest period as the number of months from and after the First Payment Date through and including the monthly payment date associated with the last month of the minimum interest requirement.

For the purpose of comparing the “Initial Prepayment Provision” characteristic for any Mortgage Loan for which the related loan modification agreement Source Document (if applicable) modifies the minimum interest requirement, Benefit Street, on behalf of the Issuer, instructed us to consider the number of monthly debt service payment due dates from and including the “First Payment Date” through and including the date of the related loan modification agreement Source Document as “O.”

24.	For the purpose of comparing the “Lockbox Type” and “Cash Management Type” characteristics, Benefit Street, on behalf of the Issuer, instructed us to use the descriptions included in the Draft Preliminary Offering Memorandum.

For the purpose of comparing the “Cash Management Type” characteristic for any Mortgage Loan included on the cash sweep loan list Source Document, Benefit Street, on behalf of the Issuer, instructed us to use “In-Place.”

Exhibit 2 to Attachment A Page 21 of 23
25.	For the purpose of comparing the “Additional Debt Information” characteristics for any Mortgage Loan which has additional debt, either:
a.	The loan agreement, loan modification agreement, promissory note or security instrument Source Documents describe the existence of additional debt or
b.	Benefit Street, on behalf of the Issuer, provided us with certain mezzanine promissory notes, mezzanine loan agreements and/or other secondary financing documents (collectively, the “Secondary Financing Documents”) that describe the existence of additional debt.

It is possible that other documents not provided to us would indicate additional existing secondary financing. Other than the information indicated in the loan agreement, loan modification agreement Source Documents and/or the Secondary Financing Documents provided to us by Benefit Street, on behalf of the Issuer, we could not determine whether there is additional existing secondary financing.

For the purpose of comparing the “Additional Debt Information” characteristics for any Mortgage Loan which does not have additional debt (based on the procedures described in the preceding paragraph(s) of this Note), Benefit Street, on behalf of the Issuer, instructed us to use “N/A” for the “Additional Debt Information” characteristics (except for the “Subordinate Debt (Y/N)“ characteristic) and to use “No” for the “Subordinate Debt (Y/N)“ characteristic.

For the purpose of comparing the:

a.	Subordinate Debt Margin,
b.	Subordinate Debt Index and
c.	Subordinate Debt Index Rounding

characteristics for any Mortgage Loan with a “Subordinate Debt Rate Type” of “Fixed,” as shown on the Preliminary Data File, Benefit Street, on behalf of the Issuer, instructed us to use “N/A.”

26.	For the purpose of comparing the “Extension Option Information” characteristics, Benefit

Street, on behalf of the Issuer, instructed us to:

a.	Only consider any extension option(s) that have not been exercised as of the Reference Date and
b.	Not include information relating to any exercised extension term(s),

as shown in the applicable Source Document(s).

27.	For each Mortgage Loan and Underlying Property, as applicable, listed in the table below, Benefit Street, on behalf of the Issuer, instructed us to use the value, as shown on the Preliminary Data File, for the applicable characteristic listed in the table below, even if the information on the Preliminary Data File did not agree with the corresponding information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Exhibit 2 to Attachment A Page 22 of 23

Mortgage Loan	Underlying Property	Characteristic

Triton Court Apartments	NAP	Occupancy (%)
Occupancy Date

Dane Park North Garland	NAP	Ownership Interest
Annual Ground Lease Payment ($)

The Hathaway at Willow Bend	NAP	Ownership Interest
Annual Ground Lease Payment ($)
Cash Management Trigger Event

Cedar Point Apartments	NAP	Ownership Interest

Marriott Ann Arbor Ypsilanti	NAP	Mortgage Loan Margin

Clarius Park Hardeeville	NAP	Tax Escrow (Cut-off Date) ($)
Insurance Escrow (Cut-off Date) ($)
Replacement Reserve (Cut-off Date) ($)
TI/LC Reserve (Cut-off Date) ($)
Environmental Reserve (Cut-off Date) ($)
Upfront Engineering/Deferred Maintenance Escrow (Cut-off Date) ($)
Debt Service Reserve (Cut-off Date) ($)
Other Reserves (Cut-Off Date) ($)
Other Reserves 2 (Cut-Off Date) ($)
Cash Management Trigger Event

Vue at Sonoma Verde	NAP	Appraisal Stabilized Occupancy (%)
Appraisal Stabilized Revenues ($)
Appraisal Stabilized Expenses ($)
Appraisal Stabilized NOI ($)
Appraisal Stabilized Reserves ($)
Appraisal Stabilized NCF ($)

Proximity at ODU	NAP	Cash Management Trigger Event

Suncoast Industrial Portfolio	NAP	Cash Management Trigger Event

3900 Essex	NAP	Cash Management Trigger Event

HGI (Huntsville) & HI (Athens)	NAP	Cash Management Trigger Event

Palmetto Pointe	NAP	Cash Management Trigger Event

Warner Robins Multifamily Portfolio	NAP	Cash Management Trigger Event

Cane Select Service Hotel Portfolio	NAP	Borrower

Cambria Cove Apartments	NAP	Debt Service Reserve (Monthly) ($)
Springing Debt Service Reserve Description
Cash Management Trigger Event
Mortgage Loan Index Cap
Mortgage Loan Index Cap Termination Date
Mortgage Loan Index Cap Provider

The Saint Hotel NOLA	NAP	Debt Service Reserve (Monthly) ($)
Springing Debt Service Reserve Description

The American Hotel	NAP	Debt Service Reserve (Upfront) ($)

Lexford Portfolio	NAP	Mortgage Loan Index Cap
Mortgage Loan Index Cap Termination Date
Mortgage Loan Index Cap Provider

Exhibit 2 to Attachment A Page 23 of 23

Mortgage Loan	Underlying Property	Characteristic

Palms on Lamar	NAP	Debt Service Reserve (Monthly) ($)
Springing Debt Service Reserve Description
Mortgage Loan Index Cap
Mortgage Loan Index Cap Termination Date
Mortgage Loan Index Cap Provider

The Life at Lexington Square	NAP	Cash Management Trigger Event
Mortgage Loan Index Cap
Mortgage Loan Index Cap Termination Date
Mortgage Loan Index Cap Provider
Mortgage Loan Index Floor

Memphis Industrial	NAP	Insurance Escrow (Monthly) ($)

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions provided by Benefit Street, on behalf of the Issuer, described in this Note.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Benefit Street, on behalf of the Issuer, that are described in the Notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Collateral Interest Number
Unclosed/Closed
Collateral Interest Status
Collateral Interest / Property Flag
Collateral Interest/Mortgaged Property Name
# of Properties
Collateral Interest Type
Index
Future Debt Permitted (Y/N)
Future Permitted Debt Type
Loan Purpose
Cross Collateralized and Cross Defaulted Loan Flag
Control
Pari Passu Balance in Other Securitization
As-Is Appraised Value Type
Stabilized Appraised Value Type
Underwritten NCF Description
Underwritten Stabilized NCF Description
Appraisal Stabilized NCF Description
Sponsor
Recourse
Affiliated Sponsor

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.

Exhibit 4 to Attachment A Page 1 of 3

Collateral Interest Specific Methodologies

Collateral Interest	Characteristic(s)	Instruction Provided by Benefit Street

Cane Select Service Hotel Portfolio	• Additional Debt Information	Ignore all references to mezzanine debt in the related Source Document(s)

	• Mortgage Loan Initial Funded Amount ($) • Mortgage Loan Initial Unfunded Future Funding Amount ($)	Use the applicable information shown on the related portfolio allocation paydown schedules Source Document(s)

	• Initial Prepayment Provision	Ignore references to additional partial release minimum interest payment in the related Source Document(s)

Suncoast Industrial Portfolio	• Mortgage Loan Initial Funded Amount ($) • Mortgage Loan Initial Unfunded Future Funding Amount ($)	Use the applicable information shown on the related portfolio allocation paydown schedules Source Document(s)

	• Extension Option Information • Initial Maturity Date or Anticipated Repayment Date • Fully Extended Maturity Date • Initial IO Period	Assume the first and second extension options have been exercised, as described in the related Source Document(s)

Renaissance Reno Downtown	• Mortgage Loan Margin	Assume no future advance has been made, as described in the related Source Document(s)

3900 Essex	• Extension Option Information • Initial Maturity Date or Anticipated Repayment Date • Fully Extended Maturity Date • Initial IO Period	Assume the third extension option has been exercised, as described in the related Source Document(s)

Dane Park North Garland,	• Extension Option Information • Initial Maturity Date or Anticipated Repayment Date • Fully Extended Maturity Date • Initial IO Period	Assume the second extension option has been exercised, as described in the related Source Document(s)

Exhibit 4 to Attachment A Page 2 of 3

Collateral Interest	Characteristic(s)	Instruction Provided by Benefit Street

Memphis Industrial	• Mortgage Loan Margin • Collateral Interest Margin • Senior Participation Margin	Assume the benchmark spread reduction date has not occurred, as described in the related Source Document(s)

Dominion and Montabella	• Mortgage Loan Margin • Collateral Interest Margin • Senior Participation Margin	Assume a tax exempt status event has occurred, as described in the related Source Document(s)
Any Mortgage Loan with Amortization

• Mortgage Loan Cut-off Date Balance ($)

• Mortgage Loan Balloon Balance ($)

• Junior Participation Balloon Payment ($)

• Senior Participation Balloon Payment ($)

• Mortgage Loan Annual Debt Service Payment (P&I) ($)

• Mortgage Loan Annual Debt Service Payment (Cap) ($)

• Collateral Interest Annual Debt Service Payment (P&I) ($)

• Collateral Interest Annual Debt Service Payment (Cap) ($)

• Senior Participation Annual Debt Service

• Senior Participation Annual Debt Service (Cap)

• Mortgage Loan Maturity Annual Debt Service (P&I) ($)

• Mortgage Loan Maturity Annual Debt Service (Cap) ($)

• Senior Participation Maturity Annual Debt Service (P&I) ($)

• Senior Participation Maturity Annual Debt Service (Cap) ($)

Use the applicable information shown on the related amortization schedule Source Document(s)

Exhibit 4 to Attachment A Page 3 of 3

Collateral Interest	Characteristic(s)	Instruction Provided by Benefit Street

The American Hotel, Palms on Lamar	• Other Reserves Description • Other Reserves 2 (Cut-Off Date) ($) • Other Reserves 2 (Monthly) ($) • Other Reserves 2 Description	Ignore references to business plan reserves, as described in the applicable Source Document(s)

Holiday Inn Universal Orlando	• Initial Prepayment Provision	Assume no key money has been applied

	• Mortgage Loan Margin • Collateral Interest Margin • Senior Participation Margin	Assume no milestone initial breach period or milestone extended breach period has occurred, as described in the related Source Document(s)

The Life at Lexington Square	• Amortization Type During Initial Term • Amortization Type During Initial Term Description • Amortization Type During Extensions • Amortization Type During Extensions Description	Ignore language that removes amortization provisions, as described in the related loan modification agreement Source Document

	• Mortgage Loan Margin • Collateral Interest Margin • Senior Participation Margin	Use 2.5% and assume the 0.25% deferred interest requirement is in effect, as described in the related Source Document(s)

Clarius Park Hardeeville	• Mortgage Loan Margin • Collateral Interest Margin • Senior Participation Margin	Assume no milestone initial breach period or milestone extended breach period has occurred, as described in the related Source Document(s)